Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Office furniture and fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Office furniture and fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	lesser of lease term or expected useful life